Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Line Items]
Unrealized gains (losses) on marketable securities	$ 101	$ 4,700	$ (24,000)
Other-than-temporary impairment of related to marketable securities	0	0	493
Unrealized gain on equity investment	$ 75